LEASE LIABILITIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
LEASE LIABILITIES
Balance, beginning	$ 4,450
Lease additions		$ 4,968
Lease payments	(1,093)	(526)
Interest expense on lease liabilities	254	175
Foreign exchange adjustments	64
Other settlement of lease liabilities		(167)
Balance, ending	5,644	4,450
Current portion	(1,406)	(547)
Non-current portion	$ 4,238	$ 3,903
Weighted average rate applied (in percent)	5.45%	5.45%
Rent expense	$ 725	$ 671
GR
LEASE LIABILITIES
Acquisition	1,916
CS
LEASE LIABILITIES
Acquisition	$ 53